Award Timing Disclosure	12 Months Ended
Feb. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee typically grants equity awards to executive officers and other employees at its regularly scheduled meetings.
•The Committee typically approves the annual equity grant to global employees, including our executive officers, in April of each year. The grant date for the annual equity grant is typically the day that is two trading days following the date that our Form 10-K is filed with the SEC.
•If the Committee makes an award determination for an executive officer at any other regularly scheduled meeting, the grant date for such award(s) is generally the day that is two trading days following the date that a Form 10-Q is filed with the SEC following such meeting.
•In connection with off-cycle equity grants to executive officers, including for new hires or promotions, the Committee may grant equity awards at a special meeting or via unanimous consent during periods in which the Company is not in possession of material nonpublic information.

Award Timing Method	The Committee typically grants equity awards to executive officers and other employees at its regularly scheduled meetings.
•The Committee typically approves the annual equity grant to global employees, including our executive officers, in April of each year. The grant date for the annual equity grant is typically the day that is two trading days following the date that our Form 10-K is filed with the SEC.
•If the Committee makes an award determination for an executive officer at any other regularly scheduled meeting, the grant date for such award(s) is generally the day that is two trading days following the date that a Form 10-Q is filed with the SEC following such meeting.
•In connection with off-cycle equity grants to executive officers, including for new hires or promotions, the Committee may grant equity awards at a special meeting or via unanimous consent during periods in which the Company is not in possession of material nonpublic information.
•The Committee has delegated to the Chief Human Resources Officer the ability to grant equity awards to employees who are not executive officers or directors of the Company, within certain limitations and parameters and subject to internal approvals and reporting requirements established and monitored by the Committee. Such equity awards are typically granted on the first trading day of each month without regard to whether the Company is in possession of material nonpublic information on the date of grant.
•The Board typically approves the annual equity grant to our non-management directors immediately following our annual meeting of stockholders, provided that the Company is not in possession of material nonpublic information on that date.
•In connection with off-cycle equity grants to non-management directors, including for newly elected directors who commence service outside of the annual meeting timeframe, the Board may grant equity awards at a special meeting or via unanimous consent during periods in which the Company is not in possession of material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In connection with off-cycle equity grants to executive officers, including for new hires or promotions, the Committee may grant equity awards at a special meeting or via unanimous consent during periods in which the Company is not in possession of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false